Commitments and Contingencies (Details 1) $ in Millions	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating lease obligation due in next fiscal year	$ 141
Operating lease obligation due in second year	127
Operating lease obligation due in third year	123
Operating lease obligation due in fourth year	117
Operating lease obligation due in fifth year	103
Thereafter	713
Gross rental commitments	1,324
Operating Leases Sublease Income [Abstract]
Operating Leases Future Minimum Payments Due In One Year Minimum Sublease Rentals	(19)
Operating Leases Future Minimum Payments Due Future In Year Two Sublease Rentals	(19)
Operating Leases Future Minimum Payments Due Future In Year Three Sublease Rentals	(14)
Operating Leases Future Minimum Payments Due Future In Year Four Sublease Rentals	(12)
Operating Leases Future Minimum Payments Due Future In Year Five Sublease Rentals	(12)
Operating Leases Future Minimum Payments Due Future Thereafter Sublease Rentals	(37)
Total future sublease income	(113)
Operating Leases Future Minimum Payments Due Net Sublease Income [Abstract]
Operating Leases Future Minimum Payments Due Net Sublease Income Current	122
Operating Leases Future Minimum Payments Due Net Sublease Income Due In Two Years	108
Operating Leases Future Minimum Payments Due Net Sublease Income Due In Three Years	109
Operating Leases Future Minimum Payments Due Net Sublease Income Due In Four Years	105
Operating Leases Future Minimum Payments Due Net Sublease Income Due In Five Years	91
Operating Leases Future Minimum Payments Due Net Sublease Income Due Thereafter	676
Operating Leases Future Minimum Payments Due Net Sublease Income Total	$ 1,211